11. NON-INTEREST EXPENSE	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
NON-INTEREST EXPENSE

11. NON-INTEREST EXPENSE

Occupancy, equipment and data processing expenses consisted of the following:

	Year Ended September 30,
	2012	2011	2010

Occupancy, including depreciation, insurance,
rent, utilities, etc.	$2,508	$2,278	$2,398
Equipment, including depreciation, telephone,
etc.	2,632	2,623	2,528
Data processing	1,360	1,219	1,403

	$6,500	$6,120	$6,329

Other operating expenses consisted of the following:

	Year Ended September 30,
	2012	2011	2010

Stationery, printing and postage	$979	$1,048	$1,103
Debit card expense, and other deposit related costs	1,655	1,972	1,648
Other	1,914	1,196	1,583

	$4,548	$4,216	$4,334